UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Central Square Management LLC

Address:   27475 Ferry Road
           Warrenville, IL 60555


Form 13F File Number: 028-14128


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Kelly Cardwell
Title:  Managing Member
Phone:  630-717-2725

Signature,  Place,  and  Date  of  Signing:

/s/ Kelly Cardwell                 Warrenville, IL                    8/15/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              29

Form 13F Information Table Value Total:  $      182,418
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-14129             Kelly Cardwell
----  --------------------  ----------------------------------------------------

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ACUITY BRANDS INC            COM            00508Y102    2,231    40,000     PUT  DEFINED    1           40,000      0    0
ASHLAND INC NEW              COM            044209104    9,047   140,000     PUT  DEFINED    1          140,000      0    0
ATP OIL & GAS CORP           COM            00208J108    4,290   280,200     PUT  DEFINED    1          280,200      0    0
BELO CORP                    COM SER A      080555105   16,053 2,131,829 SH       DEFINED    1        2,131,829      0    0
CBS CORP NEW                 CL B           124857202    3,385   118,825 SH       DEFINED    1          118,825      0    0
CHINA CERAMICS CO LTD        SHS            G2113X100      339    75,610 SH       DEFINED    1           75,610      0    0
CLEARWATER PAPER CORP        COM            18538R103    2,048    30,000 SH       DEFINED    1           30,000      0    0
CONCURRENT COMPUTER CORP NEW COM PAR $.01   206710402      611    97,548 SH       DEFINED    1           97,548      0    0
FISHER COMMUNICATIONS INC    COM            337756209    2,286    76,659 SH       DEFINED    1           76,659      0    0
GOOGLE INC                   CL A           38259P508    3,241     6,400 SH       DEFINED    1            6,400      0    0
HARVARD BIOSCIENCE INC       COM            416906105   11,742 2,202,999 SH       DEFINED    1        2,202,999      0    0
INFOSPACE INC                COM PAR $.0001 45678T300    5,439   596,434 SH       DEFINED    1          596,434      0    0
INNOVATIVE SOLUTIONS & SUPPO COM            45769N105    1,445   264,078 SH       DEFINED    1          264,078      0    0
MICROSOFT CORP               COM            594918104   15,796   607,543 SH       DEFINED    1          607,543      0    0
MICROSOFT CORP               COM            594918104   77,808 2,992,600     CALL DEFINED    1        2,992,600      0    0
NETSUITE INC                 COM            64118Q107    1,176    30,000     PUT  DEFINED    1           30,000      0    0
NEXSTAR BROADCASTING GROUP I CL A           65336K103    3,518   428,463 SH       DEFINED    1          428,463      0    0
ORBIT INTL GROUP             COM NEW        685559304      107    20,388 SH       DEFINED    1           20,388      0    0
PLANAR SYS INC               COM            726900103    1,862   650,951 SH       DEFINED    1          650,951      0    0
RACKSPACE HOSTING INC        COM            750086100    2,141    50,100     PUT  DEFINED    1           50,100      0    0
RESEARCH IN MOTION LTD       COM            760975102    2,683    93,000 SH       DEFINED    1           93,000      0    0
SM ENERGY CO                 COM            78454L100    4,104    55,854 SH       DEFINED    1           55,854      0    0
SOUNDBITE COMMUNICATIONS INC COM            836091108      512   211,384 SH       DEFINED    1          211,384      0    0
TANDY LEATHER FACTORY INC    COM            87538X105    3,189   621,676 SH       DEFINED    1          621,676      0    0
TECHTARGET INC               COM            87874R100      210    27,730 SH       DEFINED    1           27,730      0    0
THQ INC                      COM NEW        872443403      830   229,401 SH       DEFINED    1          229,401      0    0
TIME WARNER INC              COM NEW        887317303    2,582    71,000 SH       DEFINED    1           71,000      0    0
WILLBROS GROUP INC DEL       COM            969203108    3,010   352,407 SH       DEFINED    1          352,407      0    0
WORLD FUEL SVCS CORP         COM            981475106      733    20,400     PUT  DEFINED    1           20,400      0    0